Price Risk Management Assets And Liabilities (Offsetting Agreements Netting Table) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Asset Derivatives	$ 320	$ 215
Derivative Liability, Fair Value, Gross Liability	(389)	(439)
Derivative Asset, Fair Value, Amount Offset Against Collateral	(37)	(25)
Derivative Liability, Fair Value, Amount Offset Against Collateral	91	86
Netting [Member]
Asset Derivatives	306	177
Derivative Liability, Fair Value, Gross Liability	(356)	(255)
Derivative Asset, Fair Value, Gross Liability	(36)	(25)
Derivative Liability, Fair Value, Gross Asset	36	25
Derivative Asset, Fair Value, Amount Not Offset Against Collateral	269	152
Derivative Liability, Fair Value, Amount Not Offset Against Collateral	(265)	(169)
Netting [Member] | Bi-lateral contracts [Member]
Asset Derivatives	42	28
Derivative Liability, Fair Value, Gross Liability	(38)	(27)
Netting [Member] | Asset Fair Value, Netting Offset [Member]
Collateral Paid To OTC Counterparties	0	0
Payments on Margin Deposits	(1)	0
Derivative Instruments Not Designated as Hedging Instruments, Asset, at Fair Value	51	63
Netting [Member] | Liability Fair Value, Netting Offset [Member]
Collateral Paid To OTC Counterparties	0	2
Payments on Margin Deposits	55	59
Other Derivatives Not Designated as Hedging Instruments Liabilities at Fair Value	$ (124)	$ (270)